U.S. Securities & Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549


FORM N-23C-3 NOTIFICATION OF REPURCHASE OFFER

Pursuant to Rule 23c-3

1.   Investment Company Act File Number 811-07579.

     Date of Notification 2-27-98.

2. Exact name of investment company as specified in registration statement: AH&H Partners Fund Limited Partnership.

3.   Address of Principal executive office:
          60 State St., Boston, MA  02109

4.   Check one of the following:

     a)   X    The notification pertains to a periodic repurchase offer
                    under paragraph (b) of rule 23c-3.


By:  Harry E. Wells, III
     Managing Director